2. BASIS OF PREPARATION: Foreign Currency Translation: Schedule of Functional currencies for the parent company and each subsidiary (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Functional currencies for the parent company and each subsidiary

Functional Currency
PacePlus, Inc.	United States of America dollar
SystemView, Inc.	United States of America dollar
ZigVoice, Inc.	United States of America dollar
ZenaTech, Inc.	Canada dollar
TillerStack, GmbH.	Euro
PsPortals, Inc.	United States of America dollar
Interactive Systems, Inc.	United States of America dollar
interlinkONE, Inc.	United States of America dollar
ZooOffice, Inc.	United States of America dollar